Intangible Assets - Mortgage Servicing Rights (Details) - Mortgage servicing rights (MSRs) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mortgage Servicing Rights
Mortgage loans serviced for others		$ 279,900,000	$ 285,800,000
Mortgage loan servicing fees reported as non-interest income	$ 821,000	$ 833,000	$ 854,000